Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income And Costs [Abstract]
Schedule of Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Finance income
Interest income	₩	15,822	₩	17,059	₩	11,492
Unrealized foreign currency gain	2,323		3,579		1,417
Gain on foreign currency transactions	6,454		10,251		10,358
Total	₩	24,599	₩	30,889	₩	23,267
Finance costs
Interest expense	₩	282	₩	135	₩	162
Unrealized foreign currency loss	4,521		2,026		1,595
Loss on foreign currency transactions	6,253		7,765		13,178
Total	₩	11,056	₩	9,926	₩	14,935